S000075026 [Member] Performance Management - Smead International Value Fund	Nov. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The Fund commenced operations as a mutual fund on January 12, 2022. The Fund succeeded to substantially all of the assets and liabilities of the International Value Predecessor Fund, in exchange solely for Class I1 shares of the Fund, on January 11, 2022 (the “Reorganization”). Smead Private Fund Advisers, LLC, an affiliate of the Adviser, was the General Partner for the International Value Predecessor Fund since its inception on January 12, 2015. The International Value Predecessor Fund was managed by the same individuals who currently serve as the Fund’s portfolio managers. The Fund’s investment objectives, policies, guidelines and restrictions are materially equivalent to those of the International Value Predecessor Fund. Prior to the Reorganization, the International Value Predecessor Fund was an unregistered entity that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions. As a result, the International Value Predecessor Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940 (the “1940 Act”) or Subtitle A, Chapter 1, Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which if applicable, might have adversely affected the performance of the International Value Predecessor Fund. The International Value Predecessor Fund used a unitized net asset value (NAV) method to compute the performance on a net return-basis which is different from the SEC standard formula for calculating performance. For periods prior to the date of the Reorganization, the performance of each share class presented below represents the performance of the International Value Predecessor Fund as a whole, restated to account for sales charges, distribution (12b-1) fees and/or shareholder servicing fees applicable to each share class (if any). For periods on and after the date of the Reorganization, the performance of each share class represents the actual performance of each such share class of the Fund.
Please note that the bar charts and the best and worst performance quarters shown below do not reflect sales charges applicable to certain classes of Fund shares. Returns of different Fund share classes will differ depending on the sales charges, distribution (12b-1) fees and/or shareholder servicing fees applicable to each class (if any). Fees and expenses of Class I1 shares are lower than those of Investor Class shares, Class A shares and Class C shares. As a result, the performance for the Investor Class shares, Class A shares and Class C shares would be lower than the performance shown for Class I1 shares. For the remaining two share classes – Class 12 and Class Y – because the fees and expenses for these share classes are lower than those of the Class I1 shares, the performance for the Class 12 and Class Y shares would be higher than the performance shown for Class I1.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds. Remember, past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at https://smeadcap.com/smead-international-value-fund/ or by calling the Fund toll-free at 877-807-4122.

Performance Past Does Not Indicate Future [Text]	Remember, past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of marketperformance and the returns of an additional index of securities with characteristics similar to those that the Fund typically holds.
Performance One Year or Less [Text]	As of the date of this Prospectus, the Class I2 shares have not commenced operation. The performance shown for this share class has been created using the performance of Investor Class shares, adjusted to reflect Class I2 expenses.
Bar Chart Does Not Reflect Sales Loads [Text]	Please note that the bar charts and the best and worst performance quarters shown below do not reflect sales charges applicable to certain classes of Fund shares. Returns of different Fund share classes will differ depending on the sales charges, distribution (12b-1) fees and/or shareholder servicing fees applicable to each class (if any).
Bar Chart [Heading]	Class I1 Shares Calendar Year Returns as of December 31, 2025
Bar Chart Closing [Text Block]
During the period shown in the bar chart, the best performance for a quarter was 35.40% (for the quarter ended December 31, 2020) and the worst performance was (38.99)% (for the quarter ended March 31, 2020).

Performance Table Heading	Average Annual Total Returns(Periods Ended December 31, 2025)
Performance Table Narrative
After-tax returns are shown for Class I1 shares only for periods after the Reorganization, and will vary for the other share classes. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after-tax return.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain instances, the Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures because the sale of Fund shares gives rise to an assumed tax benefit that increases the after-tax return.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I1 shares only for periods after the Reorganization, and will vary for the other share classes.
Performance Availability Website Address [Text]	https://smeadcap.com/smead-international-value-fund/
Performance Availability Phone [Text]	877-807-4122
Class I1
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	35.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(38.99%)
Lowest Quarterly Return, Date	Mar. 31, 2020